CLASS A ORDINARY SHARES - Pre funded warrants (Details) - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
CLASS A ORDINARY SHARES
Weighted average remaining period, outstanding	5 years 6 months
Pre-funded warrants
CLASS A ORDINARY SHARES
Warrants Outstanding		81,667
Issued	65,278
Exercised		(81,667)
Warrants Outstanding	65,278		81,667
Weighted average exercise price outstanding per share		$ 0.18
Issued	$ 0.18
Exercised		$ 0.18
Weighted average exercise price outstanding per share	$ 0.18		$ 0.18
Weighted average remaining period, outstanding	5 years 2 months 19 days		5 years 5 months 15 days
Issued		5 years 6 months